D. Net Profit (Loss) Per Ordinary Share (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	112,500	112,500	112,500